LEASES - Right-of-use leased asset (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Right-of-use leased asset
Book value at the beginning of the period/year	$ 13,936,575
Depreciation of the period/year	1,711,256	$ 1,837,532
Book value at the end of the period/year	13,704,217		$ 13,936,575
Right-of-use leased asset
Right-of-use leased asset
Book value at the beginning of the period/year	21,163,192	15,828,032	15,828,032
Additions of the period/year	1,842,539		3,154,950
Additions from business combination			3,005,000
Disposals	(558,684)		(1,839,921)
Exchange differences	(129,169)		1,015,131
Book value at the end of the period/year	22,317,878		21,163,192
Depreciation
Right-of-use leased asset
Book value at the beginning of the period/year	(7,226,617)	$ (3,684,006)	(3,684,006)
Disposals	305,474		171,870
Exchange differences	18,738		(148,587)
Depreciation of the period/year	1,711,256		3,565,894
Book value at the end of the period/year	$ (8,613,661)		$ (7,226,617)